Cost of goods sold and services rendered - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	$ 152,716	$ 138,254	$ 77,041
Cost of production of manufactured products	1,040,021	1,097,701	944,841
Purchases	31,136	14,535	32,309
Acquisition of subsidiaries		8,413
Agricultural produce	140,728	278,726	255,311
Transfer to raw material	(54,822)	(81,707)	(80,308)
Direct agricultural selling expenses	9,214	25,623	22,642
Tax recoveries	(25,767)	(17,800)	(19,423)
Changes in net realizable value of agricultural produce after harvest	1,838	(22,293)	(12,879)
Loss of idle capacity	3,861	7,507	14,270
Finished goods at end of period	(179,611)	(152,716)	(138,254)
Exchange differences	53,278	7,306	(53,129)
Cost of goods sold and services rendered	973,180	1,075,747	854,965
Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	152,716
Finished goods at end of period	(179,611)	(152,716)
Cost of goods sold and services rendered	1,081,208	1,078,737	834,062
Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	64,023
Finished goods at end of period	(52,640)	(64,023)
Cost of goods sold and services rendered	576,638	622,896	465,561
Sugar, Ethanol and Energy
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	88,693	80,857	34,315
Purchases	1,011	856	4,860
Acquisition of subsidiaries		0
Agricultural produce	9,736	11,571	10,944
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	(25,767)	(17,800)	(19,423)
Changes in net realizable value of agricultural produce after harvest	(156)	(934)	(1,495)
Loss of idle capacity	3,861	7,507	14,270
Finished goods at end of period	(126,971)	(88,693)	(80,857)
Exchange differences	5,610	7,141	(9,521)
Cost of goods sold and services rendered	504,570	455,841	368,501
Sugar, Ethanol and Energy | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	88,693
Finished goods at end of period	(126,971)	(88,693)
Cost of goods sold and services rendered	504,570	455,841	368,501
Crops | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	37,539	37,225	30,267
Purchases	4,361	10,528	26,880
Acquisition of subsidiaries		0
Agricultural produce	115,893	245,402	227,791
Transfer to raw material	(49,108)	(75,158)	(73,068)
Direct agricultural selling expenses	9,214	25,623	22,642
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	1,994	(21,359)	(11,384)
Loss of idle capacity	0	0	0
Finished goods at end of period	(33,407)	(37,539)	(37,225)
Exchange differences	10,307	2,363	(29,259)
Cost of goods sold and services rendered	143,879	255,595	216,234
Rice | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	13,659	5,015	5,970
Purchases	22,594	1,866	569
Acquisition of subsidiaries		8,413
Agricultural produce	18	106	108
Transfer to raw material	(5,714)	(6,549)	(7,240)
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Loss of idle capacity	0	0	0
Finished goods at end of period	(9,306)	(13,659)	(5,015)
Exchange differences	25,378	(96)	(6,543)
Cost of goods sold and services rendered	170,258	160,426	112,153
Dairy | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	12,825	15,157	6,489
Purchases	3,170	1,285	0
Acquisition of subsidiaries		0
Agricultural produce	15,081	21,647	16,468
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Loss of idle capacity	0	0	0
Finished goods at end of period	(9,927)	(12,825)	(15,157)
Exchange differences	11,983	(2,102)	(7,806)
Cost of goods sold and services rendered	154,473	203,885	158,077
Cost of production of manufactured products | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	840,609	869,899	757,385
Cost of production of manufactured products | Sugar, Ethanol and Energy | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	548,553	455,336	415,408
Cost of production of manufactured products | Crops | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	47,086	68,510	59,590
Cost of production of manufactured products | Rice | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	123,629	165,330	124,304
Cost of production of manufactured products | Dairy | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	$ 121,341	$ 180,723	$ 158,083